Investment securities (Tables)	6 Months Ended
Jun. 30, 2019
Investment securities
end of	2Q19	1Q19	4Q18
Investment securities (CHF million)
Debt securities available-for-sale	1,398	1,716	1,479
Total investment securities	1,398	1,716	1,479

Investment securities by type
Investment securities by type
	2Q19				4Q18
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	2	0	0	2	2	0	0	2
Debt securities issued by foreign governments	749	12	0	761	821	7	0	828
Corporate debt securities	605	30	0	635	649	0	0	649
Debt securities available-for-sale	1,356	42	0	1,398	1,472	7	0	1,479

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M19	6M18
Additional information – debt securities (CHF million)
Proceeds from sales	4	255
Realized gains	0	8

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q19 (CHF million, except where indicated)
Due within 1 year	744	746	0.80
Due from 1 to 5 years	2	2	3.50
Due from 5 to 10 years	610	650	0.85
Total debt securities	1,356	1,398	0.83

Bank
Investment securities
end of	6M19	2018	[1]
Investment securities (CHF million)
Securities available-for-sale	1,396	1,477
Total investment securities	1,396	1,477
1 Previously included residential and commercial mortgage-backed securities which have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Investment securities by type
Investment securities by type
	6M19				2018				[1]
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by foreign governments	749	12	0	761	821	7	0	828
Corporate debt securities	605	30	0	635	649	0	0	649
Debt securities available-for-sale	1,354	42	0	1,396	1,470	7	0	1,477
1 Previously included residential and commercial mortgage-backed securities which have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M19	6M18
Additional information - debt securities (CHF million)
Proceeds from sales	4	255
Realized gains	0	8

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M19 (CHF million)
Due within 1 year	744	746	0.80
Due from 5 to 10 years	610	650	0.85
Total debt securities	1,354	1,396	0.82